Total
Harbor Mid Cap Growth Fund
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Harbor Mid Cap Growth Fund		Retirement Class	Institutional Class	Administrative Class	Investor Class
Management Fees	[1]	0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees		none	none	0.25%	0.25%
Other Expenses	[2]	0.08%	0.16%	0.16%	0.28%
Total Annual Fund Operating Expenses		0.83%	0.91%	1.16%	1.28%
Fee Waiver	[1]	(0.03%)	(0.03%)	(0.03%)	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	[1]	0.80%	0.88%	1.13%	1.25%
[1]	The Adviser has contractually agreed to reduce the management fee to 0.72% through February 28, 2021. Only the Fund's Board of Trustees may modify or terminate this agreement.
[2]	Restated to reflect current fees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example - Harbor Mid Cap Growth Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Retirement Class	82	262	458	1,023
Institutional Class	90	287	501	1,117
Administrative Class	115	366	635	1,406
Investor Class	127	403	699	1,543

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, do affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 70%.

Principal Investment Strategy

The Fund invests primarily in equity securities, principally common and preferred stocks of mid cap companies. Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of mid cap companies.

The Fund defines mid cap companies as those with market capitalizations that fall within the range of the Russell Midcap® Growth Index, provided that if the upper end of the capitalization range of that Index falls below $15 billion, the Fund will continue to define those companies with market capitalizations between the upper end of the range of the Index and $15 billion as mid cap companies. As of December 31, 2019, the range of the Index was $1.2 billion to $78.7 billion, but it is expected to change frequently.

The Subadviser uses a bottom up approach, employing fundamental analysis to identify individual companies for potential inclusion in the Fund's portfolio.

In analyzing companies for investment, the Subadviser looks for, among other things, companies that it believes have:

  Strong earnings growth
  Improving operating trends
  Competitive advantages such as a superior management team
  Attractive relative value within the context of a security's primary trading market

The Fund may invest up to 25% of its total assets in the securities of foreign issuers, including issuers located or doing business in emerging markets. The Fund may invest up to 10% of its total assets in equity securities of privately held companies. The Fund expects that these would normally be later-stage private companies that are seeking strategic capital investments to facilitate their next phase of development prior to experiencing a liquidity event, such as an initial public offering of their shares.

Principal Risks

There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other investment options. Principal risks impacting the Fund include:

Depositary Receipts Risk: Depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the U.S. or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. Depositary receipts are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. Depositary receipts are subject to the risks associated with investing directly in foreign securities.

Equity Risk: The values of equity or equity-related securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Foreign Securities Risk: Because the Fund may invest in securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by governmental bodies of other countries and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more significant for issuers in emerging market countries. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

Growth Style Risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the Fund to underperform other equity funds that use different investing styles.

Issuer Risk: An adverse event affecting a particular issuer in which the Fund is invested, such as an unfavorable earnings report, may depress the value of that issuer's stock, sometimes rapidly or unpredictably.

Market Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably.

Mid Cap Risk: The Fund's performance may be more volatile because it invests primarily in mid cap stocks. Mid cap companies may have limited product lines, markets and financial resources. Securities of mid cap companies are usually less stable in price and less liquid than those of larger, more established companies. Additionally, mid cap stocks may fall out of favor relative to small or large cap stocks, which may cause the Fund to underperform other equity funds that focus on small or large cap stocks.

Preferred Stock Risk: Preferred stocks in which the Fund may invest are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company's assets in the event of a liquidation are generally subordinate to the rights associated with a company's debt securities.

Privately Held Company Risk: Investments in equity securities of privately held companies involve greater risk than investments in equity securities of public companies. Because there is no public market for the company's securities, it can be difficult to determine current valuations for the overall company and the related securities held by the Fund. Further, the Fund would not be able to sell these securities until a liquidity event occurs, such as an initial public offering of the company's stock, which is normally outside the control of the Fund and Subadviser. Accordingly, these securities are considered illiquid. There is also significantly less information available about these companies' business models, quality of management, earnings growth potential and other criteria used to evaluate their investment prospects.

Selection Risk: The Subadviser's judgment about the attractiveness, value and growth potential of a particular security may be incorrect. The Subadviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations.  Thus, investments that the Subadviser believes represent an attractive opportunity or in which the Fund seeks to obtain exposure may be unavailable entirely or in the specific quantities or prices sought by the Subadviser and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.

Performance

The following bar chart and tables are intended to help you understand the risks and potential rewards of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Class has varied from one calendar year to another over the periods shown. The table shows how the Fund's average annual total returns of the share classes presented compared to the returns of the Fund's benchmark index, which includes securities with investment characteristics similar to those held by the Fund. Please note that the Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund's website at harborfunds.com or call 800-422-1050.

Calendar Year Total Returns for Institutional Class Shares

During the time periods shown in the bar chart, the Fund's highest and lowest returns for a calendar quarter were:
	Total Returns	Quarter/Year
Best Quarter	24.49%	Q1 2019
Worst Quarter	-20.44%	Q3 2011

Average Annual Total Returns — As of December 31, 2019
Average Annual Total Returns - Harbor Mid Cap Growth Fund		One Year	Annualized Five Years	Annualized Ten Years	Annualized Since Inception	Inception Date
Retirement Class	[1]	39.06%	13.03%	13.77%	5.94%	Mar. 01, 2016
Institutional Class		39.05%	12.96%	13.74%	5.92%	Nov. 01, 2000
Institutional Class | After Taxes on Distributions		32.80%	9.63%	11.02%
Institutional Class | After Taxes on Distributions and Sale of Fund Shares		27.48%	9.63%	10.67%
Administrative Class		38.66%	12.68%	13.46%	12.04%	Nov. 01, 2002
Investor Class		38.53%	12.56%	13.33%	11.90%	Nov. 01, 2002
Russell Midcap® Growth (reflects no deduction for fees, expenses or taxes)	[2]	35.47%	11.60%	14.24%	6.52%
[1]	Retirement Class shares commenced operations on March 1, 2016. The performance attributed to the Retirement Class shares prior to that date is that of the Institutional Class shares. Performance prior to March 1, 2016 has not been adjusted to reflect the lower expenses of Retirement Class shares. During this period, Retirement Class shares would have had returns similar to, but potentially higher than, Institutional Class shares due to the fact that Retirement Class shares represent interests in the same portfolio as Institutional Class shares but are subject to lower expenses.
[2]	Since Inception return based on the inception date of the Institutional Class shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on a shareholder's individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. After-tax returns are shown for Institutional Class shares only. After-tax returns for each of the Retirement, Administrative, and Investor Class of shares will vary.